CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Accounting profit	$ (1,035)		$ 8,564		$ 72,933
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	104,421		97,364		102,858
Impairment losses	627		1,902		1,230
Changes in provisions	4,364		20,312		344
Grants released to income	(860)		(673)		(626)
Losses on disposal of fixed assets	4,106		1,063		703
Finance income	(7,858)		(7,188)		(15,459)
Finance costs	78,145	[1]	59,151	[1]	75,682
Net foreign exchange differences	23,427	[1]	56,494	[1]	3,979
Change in fair value of financial instruments	(230)		(675)		(17,535)
Changes in other gains and own work capitalized	2,422		(49,540)		1,080
Cash flows from (used in) operations before changes in working capital	208,562		178,210		152,256
Changes in working capital [abstract]
Changes in trade and other receivables	(31,486)		62,409		(74,366)
Changes in trade and other payables	11,507		22,004		(14,321)
Other assets/(payables)	(7,947)		(16,264)		(19,614)
Increase (decrease) in working capital	(27,926)		68,149		(108,301)
Interest paid	(76,496)		(73,168)		(66,178)
Interest received	49,014		3,683		17,760
Income tax paid	(20,587)		(24,294)		(16,212)
Other payments	17,080		19,198		15,280
Total inflows (outflows) of cash, classified as operating activities	(65,149)		(112,977)		(79,910)
Net cash flow from operating activities	114,452		141,946		36,978
Cash flows from (used in) investing activities [abstract]
Payments for acquisition of intangible assets	(28,439)		(30,000)		(15,137)
Payments for acquisition of property, plant and equipment	(48,423)		(39,851)		(81,310)
Acquisition of subsidiaries, net of cash acquired	(14,512)		(8,638)		0
Payments for financial instruments	0		0		0
Disposals of financial instruments	0		0		26,866
Proceeds from sale of subsidiaries	0		2,435		0
Net cash flow used in investment activities	(90,943)		(75,076)		(67,195)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of common stock	0
Proceeds from borrowings from third parties	474,465		235		38,739
Proceeds from borrowings from group companies	0		0		0
Repayment of borrowings from third parties	(534,460)		(62,930)		(2,101)
Dividends	(24,353)		0		0
Net cash flow provided by/(used in) financing activities	(84,348)		(62,695)		36,638
Net increase in cash and cash equivalents	(60,839)		4,175		6,421
Exchange differences	8,566		5,840		(33,841)
Cash and cash equivalents at beginning of year	194,035		184,020		211,440
Cash and cash equivalents at end of year	$ 141,762		$ 194,035		$ 184,020

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".